UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number 811-3229

                               Scudder Funds Trust
                               -------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                          -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                               as of September 30, 2005  (Unaudited)
------------------------------------------------------------------------------------------------------------------------


Scudder Short-Term Bond Fund

                                                                                               Principal
                                                                                               Amount ($)      Value ($)
                                                                                        ---------------------------------

------------------------------------------------------------------------------------------------------------------------
     Corporate Bonds 26.3%
------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary 2.0%
Clear Channel Communications, Inc., 6.0%, 11/1/2006                                              4,000,000     4,057,480
Comcast Cable Communications, Inc., 8.375%, 5/1/2007                                             5,000,000     5,275,460
DaimlerChrysler NA Holding Corp., 4.125%, 3/7/2007 (a)                                           2,000,000     1,979,086
Fortune Brands, Inc., 2.875%, 12/1/2006                                                          2,000,000     1,958,048
Target Corp., 3.375%, 3/1/2008 (a)                                                               1,500,000     1,461,832
Time Warner, Inc., 6.15%, 5/1/2007                                                               2,000,000     2,044,132
                                                                                                             -----------
                                                                                                              16,776,038

Consumer Staples 2.8%
Altria Group, Inc., 7.2%, 2/1/2007                                                               4,500,000     4,628,925
Bottling Group LLC, 2.45%, 10/16/2006                                                            1,500,000     1,467,456
General Mills, Inc.:
     2.625%, 10/24/2006                                                                          1,000,000       976,729
     5.125%, 2/15/2007                                                                           1,500,000     1,507,850
Kraft Foods, Inc.:
     4.625%, 11/1/2006                                                                           6,500,000     6,502,262
     5.25%, 6/1/2007                                                                             1,000,000     1,010,185
Nabisco, Inc., 7.05%, 7/15/2007                                                                  1,000,000     1,039,534
PepsiCo, Inc., 3.2%, 5/15/2007                                                                   1,500,000     1,471,112
Safeway, Inc., 4.8%, 7/16/2007                                                                   2,500,000     2,496,027
Wal-Mart Stores, Inc., 4.375%, 7/12/2007                                                         2,500,000     2,497,672
                                                                                                             -----------
                                                                                                              23,597,752

Energy 1.0%
Alabama Power Co.:
     2.8%, 12/1/2006                                                                             2,823,000     2,769,916
     Series CC, 3.5%, 11/15/2007                                                                   761,000       744,091
Sempra Energy, 4.621%, 5/17/2007                                                                 4,500,000     4,490,595
                                                                                                             -----------
                                                                                                               8,004,602

Financials 17.3%
American General Finance Corp.:
     3.0%, 11/15/2006                                                                            1,500,000     1,473,689
     Series H, 4.5%, 11/15/2007                                                                  2,500,000     2,491,062
Bank of America Corp.:
     4.75%, 10/15/2006 (a)                                                                       2,000,000     2,005,634
     5.25%, 2/1/2007                                                                             1,500,000     1,514,582
Bank One Corp.:
     6.0%, 8/1/2008                                                                              3,000,000     3,105,570
     7.6%, 5/1/2007                                                                              4,000,000     4,172,904
Bear Stearns Companies, Inc.:
     4.0%, 1/31/2008 (a)                                                                         1,500,000     1,479,248
     5.7%, 1/15/2007                                                                             1,500,000     1,522,257
Berkshire Hathaway Finance Corp., 3.4%, 7/2/2007                                                 1,500,000     1,469,157
Boeing Capital Corp.:
     4.75%, 8/25/2008                                                                            1,333,000     1,336,642
     5.75%, 2/15/2007                                                                            2,500,000     2,538,497
Caterpillar Financial Services Corp., Series F, 3.8%, 2/8/2008                                   2,500,000     2,456,583
CIT Group, Inc.:
     4.75%, 8/15/2008                                                                            3,500,000     3,500,966
     5.5%, 11/30/2007                                                                            1,000,000     1,016,610
     7.375%, 4/2/2007                                                                            1,000,000     1,039,851
Citigroup, Inc., 3.5%, 2/1/2008                                                                  6,000,000     5,855,886
Donaldson, Lufkin & Jenrette, Inc., 5.75%, 4/15/2007                                             1,500,000     1,526,303
EOP Operating LP, 7.75%, 11/15/2007                                                              1,000,000     1,058,641
Fifth Third Bancorp, 2.7%, 1/30/2007                                                             1,000,000       975,357
FleetBoston Financial Corp., 4.875%, 12/1/2006                                                   1,000,000     1,002,930
Ford Motor Credit Co.:
     6.5%, 1/25/2007                                                                             6,500,000     6,507,559
     6.875%, 2/1/2006                                                                            6,500,000     6,526,598
General Electric Capital Corp.:
     Series A, 3.6%, 10/15/2008                                                                  6,500,000     6,319,345
     Series A, 4.125%, 3/4/2008                                                                  3,500,000     3,466,008
     Series A, 6.5%, 12/10/2007 (a)                                                              3,000,000     3,117,849
General Motors Acceptance Corp.:
     4.5%, 7/15/2006 (a)                                                                         3,500,000     3,473,760
     6.125%, 9/15/2006                                                                           2,000,000     2,006,352
     6.125%, 2/1/2007 (a)                                                                        1,000,000       994,123
     6.15%, 4/5/2007                                                                             1,000,000       992,382
HSBC Finance Corp.:
     4.125%, 3/11/2008                                                                           3,500,000     3,457,296
     4.625%, 1/15/2008 (a)                                                                       2,500,000     2,499,570
     5.75%, 1/30/2007                                                                            1,500,000     1,523,265
     7.875%, 3/1/2007                                                                            1,500,000     1,565,822
International Lease Finance Corp., Series P, 3.125%, 5/3/2007                                    5,000,000     4,877,950
John Deere Capital Corp.:
     Series D, 3.875%, 3/7/2007                                                                  2,500,000     2,478,913
     Series D, 4.375%, 3/14/2008                                                                 5,000,000     4,970,375
JPMorgan Chase & Co.:
     5.25%, 5/30/2007                                                                            1,500,000     1,517,634
     5.35%, 3/1/2007                                                                             2,500,000     2,528,837
Lehman Brothers Holdings, Inc.:
     7.0%, 2/1/2008                                                                              3,500,000     3,674,254
     8.25%, 6/15/2007                                                                            1,000,000     1,056,619
Marshall & Ilsley Bank, 4.5%, 8/25/2008                                                          2,500,000     2,491,540
Marshall & Ilsley Corp., 2.625%, 2/9/2007                                                        1,000,000       974,852
MBNA Corp., 4.625%, 9/15/2008                                                                    3,880,000     3,877,171
Merrill Lynch & Co., Inc.:
     3.0%, 4/30/2007                                                                             1,000,000       981,292
     Series B, 4.0%, 11/15/2007 (a)                                                              3,000,000     2,967,330
Morgan Stanley:
     5.8%, 4/1/2007                                                                              3,500,000     3,557,235
     6.875%, 3/1/2007                                                                            1,000,000     1,029,415
SLM Corp.:
     Series A, 3.95%, 8/15/2008                                                                  1,000,000       976,503
     Series A, 5.625%, 4/10/2007                                                                 1,000,000     1,015,401
Southern Co. Capital Funding, Series A, 5.3%, 2/1/2007                                           2,000,000     2,016,086
Textron Financial Corp., Series E, 4.125%, 3/3/2008                                              1,500,000     1,480,334
The Goldman Sachs Group, Inc., 4.125%, 1/15/2008 (a)                                             1,500,000     1,484,858
Toyota Motor Credit Corp., 2.7%, 1/30/2007                                                       2,000,000     1,950,156
US Bancorp:
     Series N, 3.95%, 8/23/2007                                                                  1,000,000       989,425
     6.75%, 10/15/2005                                                                              15,000        15,010
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                                                 2,500,000     2,524,262
Wachovia Bank NA, 4.375%, 8/15/2008                                                              4,000,000     3,977,724
Wachovia Corp., 4.95%, 11/1/2006                                                                 1,000,000     1,004,435
Washington Mutual, Inc., 5.625%, 1/15/2007 (a)                                                   3,500,000     3,543,764
Wells Fargo & Co.:
     3.5%, 4/4/2008                                                                              2,500,000     2,439,718
     5.125%, 2/15/2007                                                                           1,500,000     1,508,732
                                                                                                             -----------
                                                                                                             145,902,123

Health Care 0.6%
Pfizer, Inc., 2.5%, 3/15/2007                                                                    1,000,000       972,423
Wyeth, 4.375%, 3/1/2008                                                                          4,500,000     4,473,819
                                                                                                             -----------
                                                                                                               5,446,242

Industrials 0.5%
First Data Corp., 4.7%, 11/1/2006 (a)                                                            1,000,000     1,000,668
General Dynamics Corp., 3.0%, 5/15/2008 (a)                                                      1,500,000     1,440,993
Raytheon Co., 6.75%, 8/15/2007                                                                   1,753,000     1,811,431
                                                                                                             -----------
                                                                                                               4,253,092

Information Technology 0.2%
Hewlett-Packard Co., 5.75%, 12/15/2006                                                             500,000       506,917
IBM Corp., 4.875%, 10/1/2006                                                                     1,500,000     1,506,538
                                                                                                             -----------
                                                                                                               2,013,455

Materials 0.4%
Dow Chemical Co., 5.0%, 11/15/2007                                                               2,000,000     2,015,922
Praxair, Inc., 6.9%, 11/1/2006                                                                   1,000,000     1,023,295
Weyerhaeuser Co., 6.125%, 3/15/2007                                                                441,000       449,414
                                                                                                             -----------
                                                                                                               3,488,631

Telecommunication Services 1.0%
BellSouth Corp., 5.0%, 10/15/2006                                                                2,500,000     2,512,007
Cingular Wireless LLC, 5.625%, 12/15/2006                                                        1,000,000     1,012,112
Sprint Capital Corp., 6.0%, 1/15/2007                                                            3,000,000     3,049,989
Verizon Global Funding Corp., 6.125%, 6/15/2007                                                  1,500,000     1,538,358
                                                                                                             -----------
                                                                                                               8,112,466

Utilities 0.5%
Ameren Corp., 4.263%, 5/15/2007                                                                  2,571,000     2,548,298
Wisconsin Electric Power Co., 3.5%, 12/1/2007                                                    2,000,000     1,952,654
                                                                                                             -----------
                                                                                                               4,500,952
------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $228,036,593)                                                                    222,095,353

------------------------------------------------------------------------------------------------------------------------
     Foreign Bonds - US$ Denominated 1.6%
------------------------------------------------------------------------------------------------------------------------

Energy 0.5%
Conoco Funding Co., 5.45%, 10/15/2006                                                            4,000,000     4,039,668

Financials 0.9%
BP Capital Markets PLC, 2.75%, 12/29/2006                                                        2,500,000     2,446,162
Diageo Finance BV, 3.0%, 12/15/2006                                                              1,500,000     1,471,271
GlaxoSmithKline Capital PLC, 2.375%, 4/16/2007                                                     500,000       485,168
Rio Tinto Finance (USA) Ltd., 2.625%, 9/30/2008                                                  1,350,000     1,271,751
Svensk Exportkredit AB, 2.875%, 1/26/2007                                                        1,500,000     1,469,865
                                                                                                             -----------
                                                                                                               7,144,217

Sovereign Bonds 0.2%
Province of Ontario, 2.65%, 12/15/2006 (a)                                                       2,000,000     1,960,726
------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $13,270,782)                                                      13,144,611

------------------------------------------------------------------------------------------------------------------------
     Asset Backed 11.2%
------------------------------------------------------------------------------------------------------------------------

Automobile Receivables 4.1%
AmeriCredit Automobile Receivables Trust, "A3", Series 2005-BM,                                  5,858,000     5,798,603
    4.05%, 2/6/2010
Daimler Chrysler Auto Trust, "A3", Series 2005-B, 4.04%, 9/8/2009                                4,645,000     4,610,205
Ford Credit Auto Owner Trust, "C", Series 2004-A, 4.19%, 7/15/2009                               4,000,000     3,965,508
Hyundai Auto Receivables Trust:
     "B", Series 2002-A, 144A, 3.54%, 2/16/2009                                                  4,020,000     4,008,265
     "D", Series 2004-A, 4.1%, 8/15/2011                                                         1,700,000     1,670,085
Triad Automobile Receivables Owner Trust, "A3", Series 2005-B, 4.28%,                            5,421,000     5,392,064
    6/14/2010
WFS Financial Owner Trust:
     "A3A", Series 2005-3, 4.25%, 6/17/2010                                                      8,300,000     8,248,878
     "A4A", Series 2002-1, 4.87%, 9/20/2009                                                        934,836       936,479
                                                                                                             -----------
                                                                                                              34,630,087

Credit Card Receivables 3.7%
Capital One Multi-Asset Execution Trust:
     "C2", Series 2003-C2, 4.32%, 4/15/2009                                                      1,850,000     1,847,357
     "B1", Series 2003 -B1, 4.938% *, 2/17/2009                                                  3,400,000     3,415,538
Circuit City Credit Card Master Trust, "CTFS", Series 2003-2, 144A,                              2,750,000     2,790,941
    7.77% *, 4/15/2011
Citibank Credit Card Issuance Trust, "B1", Series 2005-B1, 4.4%,                                 7,000,000     6,936,454
    9/15/2010
Discover Card Master Trust I, "A", Series 2001-3, 3.92% *, 9/15/2008                             1,980,000     1,981,413
Fleet Credit Card Master Trust II, "A", Series 2001-A, 3.92% *,                                  2,500,000     2,501,466
    8/15/2008
Household Credit Card Master Note Trust I, "A", Series 2002-1, 3.9%                              2,820,000     2,819,961
    *, 7/15/2008
Providian Gateway Master Trust:
     "D", Series 2004-DA, 144A, 4.4%, 9/15/2011                                                  7,960,000     7,846,819
     "D", Series 2004-FA, 144A, 4.45%, 11/15/2011                                                1,530,000     1,512,788
                                                                                                             -----------
                                                                                                              31,652,737

Home Equity Loans 0.5%
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032                                               1,460,068     1,408,966
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%, 8/20/2029                                2,044,040     2,040,058
Residential Asset Securities Corp., "AI4", Series 2002-KS6, 4.38%,                                 543,133       541,077
    7/25/2030
                                                                                                             -----------
                                                                                                               3,990,101

Manufactured Housing Receivables 0.5%
Green Tree Financial Corp.:
     "A4", Series 1996-1, 6.5%, 3/15/2027                                                          260,797       266,092
     "A5", Series 1994-1, 7.65%, 4/15/2019                                                         303,987       316,140
     "B2", Series 1996-5, 8.45%, 7/15/2027**                                                     6,546,356           655
Oakwood Mortgage Investors, Inc., "A3", Series 1999-B, 6.45%,                                    1,467,793     1,369,359
    11/15/2017
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027                               2,183,639     2,302,791
                                                                                                             -----------
                                                                                                               4,255,037

Miscellaneous 2.4%
CIT RV Trust:
     "A5", Series 1998-A, 6.12%, 11/15/2013                                                      1,008,489     1,019,295
     "A5", Series 1999-A, 6.24%, 8/15/2015                                                       6,450,000     6,550,533
     "A7", Series 1997-A, 6.4%, 8/15/2013                                                        4,621,759     4,624,839
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018                               5,072,000     4,889,924
PP&L Transition Bond Co. LLC, "A7", Series 1999-1, 7.05%, 6/25/2009                              1,010,000     1,036,625
SLM Student Loan Trust, "A1", Series 2005-2, 3.63% *, 4/26/2010                                  2,309,234     2,308,499
                                                                                                             -----------
                                                                                                              20,429,715
                                                                                                             -----------
Total Asset Backed (Cost $104,017,775)                                                          94,957,677

     US Government Sponsored Agencies 11.7%

Miscellaneous
Federal Farm Credit Bank, 4.25%, 10/10/2008 (a)                                                 70,380,000    69,986,490
Federal Home Loan Bank:
     Series 580, 4.125%, 10/19/2007 (a)                                                         26,830,000    26,690,752
     4.125%, 4/18/2008                                                                           2,250,000     2,236,196
                                                                                                             -----------
Total US Government Sponsored Agencies (Cost $99,394,653)                                       98,913,438

     US Government Agency Sponsored Pass-Throughs 0.1%
Federal National Mortgage Association, 8.0%, 7/1/2015  (Cost $686,499)                             680,967       730,162

     Commercial and Non-Agency Mortgage-Backed Securities 21.5%
Amresco Commercial Mortgage Funding, "B", Series 1997-C1, 7.24%,                                 2,700,000     2,724,250
    6/17/2029
Bank of America Mortgage Securities:
     "1A3", Series 2002-K, 3.5%, 10/20/2032                                                        490,034       476,303
     "B1", Series 2002-H, 4.708% *, 8/25/2032                                                    1,312,415     1,308,709
     "B2", Series 2002-H, 4.708% *, 8/25/2032                                                      913,089       910,511
Bear Stearns Commercial Mortgage Securities, Inc.:
     "X2", Series 2004-PWR5, Interest Only, 0.94% ***, 7/11/2042                                84,945,000     3,273,415
     "X2", Series 2002-TOP8, 144A, Interest Only, 2.11% ***,                                   163,125,883    12,244,588
         8/15/2038
CDC Commercial Mortgage Trust, "XCP", Series 2002-FX1, 144A, Interest                           54,925,825     3,289,705
    Only, 2.01% ***, 5/15/2035
Chase Commercial Mortgage Securities Corp., "A2", Series 1997-2,                                 6,681,121     6,880,473
    6.6%, 12/19/2029
Citigroup Mortgage Loan Trust, Inc., "21A1", Series 2005-5, 5.0%,                                7,936,376     7,894,834
    8/25/2035
Commercial Mortgage Acceptance Corp., "A3", Series 1998-C2, 6.04%,                               9,000,000     9,287,783
    9/15/2030
CS First Boston Mortgage Securities Corp.:
     "M1", Series 2001-10R, 144A, 6.975% *, 12/27/2028                                              39,939        39,939
     "A1C", Series 1997-C1, 7.24%, 6/20/2029                                                    10,776,593    11,052,544
Deutsche Mortgage & Asset Receiving Corp., "A2", Series 1998-C1,                                 8,972,721     9,267,644
    6.538%, 6/15/2031
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%,                              6,163,502     6,347,615
    10/15/2030
First Union-Lehman Brothers Commercial Mortgage, "A3", Series                                   12,514,760    12,902,341
    1997-C2, 6.65%, 11/18/2029
First Union-Lehman Brothers-Bank of America, "A2", Series 1998-C2,                              14,292,004    14,827,978
    6.56%, 11/18/2035
GMAC Commercial Mortgage Securities, Inc.:
     "A2", Series 1998-C2, 6.42%, 5/15/2035                                                      2,647,108     2,753,945
     "A3", Series 1997-C1, 6.869%, 7/15/2029                                                     1,850,102     1,906,076
Greenwich Capital Commercial Funding Corp., "XP", Series 2005-GG3,                             160,751,000     5,645,961
    144A, Interest Only, 0.8% ***, 8/10/2042
JPMorgan Chase Commercial Mortgage Securities, "A1", Series 2004-CB9,                            8,233,428     8,031,569
    3.475%, 6/12/2041
JPMorgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5,                                3,584,114     3,681,510
    7.088%, 9/15/2029
LB-UBS Commercial Mortgage Trust:
     "XCP", Series 2003-C7, 144A, Interest Only, 0.62% ***,                                    269,210,000     4,222,344
         7/15/2037
     "XCP", Series 2004-C6, 144A, Interest Only, 0.72% ***,                                     98,268,845     2,805,143
         8/15/2036
     "XCP", Series 2004-C7, 144A, Interest Only, 0.83% ***,                                    302,575,000     9,214,619
         10/15/2036
Merrill Lynch Mortgage Investors, Inc.:
     "A2", Series 1998-C2, 6.39%, 2/15/2030                                                      8,702,782     8,954,645
     "A3", Series 1996-C2, 6.96%, 11/21/2028                                                     2,120,386     2,149,627
     "A3", Series 1997-C1, 7.12%, 6/18/2029                                                      1,503,798     1,525,820
Morgan Stanley Capital I:
     "A1", Series 2004-T15, 4.13%, 6/13/2041                                                     9,076,922     8,963,069
     "A2", Series 1998-WF1, 6.55%, 3/15/2030                                                     3,402,804     3,513,038
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A,                                273,864       273,681
    6.758% *, 7/28/2024
PNC Mortgage Acceptance Corp., "A1", Series 2000-C1, 7.52%,                                      1,306,765     1,344,578
    7/15/2008
Prudential Home Mortgage Securities, "4B", Series 1994-A, 144A,                                     65,157        65,157
    6.73%, 4/28/2024
Prudential Securities Secured Financing Corp., "A1B", Series 1998-C1,                            8,441,835     8,732,767
    6.506%, 7/15/2008
Wachovia Bank Commercial Mortgage Trust, "XP", Series 2005-C17, 144A,                          330,085,808     4,914,813
    Interest Only, 0.3% *** 3/15/2042
                                                                                                             -----------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $188,488,567)                 181,426,994

     Collateralized Mortgage Obligations 21.9%
Fannie Mae Grantor Trust:
     "A2", Series 2004-T4, 3.93%, 2/25/2020                                                      4,350,000     4,329,719
     "A1", Series 2001-T8, 7.5%, 7/25/2041                                                       1,371,358     1,441,974
Fannie Mae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044                                     9,888,258    10,483,550
Federal Home Loan Mortgage Corp.:
     "QC", Series 2663, 4.0%, 7/15/2021                                                         11,560,000    11,449,101
     "HA", Series 2886, 4.25%, 3/15/2017                                                         4,188,000     4,176,392
     "DE", Series 2892, 4.5%, 12/15/2017                                                        18,540,000    18,422,946
     "BC", Series 2903, 4.5%, 1/15/2018                                                         15,600,000    15,499,400
     "AP", Series 2929, 5.0%, 1/15/2019                                                         10,812,140    10,863,880
     "AK", Series 2903, 5.0%, 6/15/2021                                                         14,580,000    14,627,032
     "BT", Series 2448, 6.0%, 5/15/2017                                                             13,684        14,084
     "CQ", Series 2434, 6.5%, 8/15/2023                                                         15,830,859    16,102,851
Federal National Mortgage Association:
     "PF", Series 2005-25, 4.18% *, 4/25/2035                                                   19,653,365    19,629,600
     "FY", Series 2004-56, 4.43% *, 1/25/2032                                                   26,582,081    26,903,948
     "BC", Series 2005-14, 4.5%, 10/25/2017                                                     13,000,000    12,875,044
     "OA", Series 2005-14, 5.0%, 11/25/2019                                                      8,080,000     8,109,060
     "PD", Series G94-10, 6.5%, 9/17/2009                                                        3,367,852     3,419,235
Government National Mortgage Association, "C", Series 1998-15, 6.5%,                             6,302,887     6,497,452
    6/20/2028
------------------------------------------------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $187,325,867)                                               184,845,268

------------------------------------------------------------------------------------------------------------------------
     Government National Mortgage Association 1.1%
------------------------------------------------------------------------------------------------------------------------

Government National Mortgage Association:
     7.0%, with various maturities from 6/15/2012 until 6/15/2017                                4,631,631     4,863,456
     8.0%, with various maturities from 1/15/2010 until 8/15/2012                                1,386,596     1,475,369
     8.5%, 11/15/2009                                                                              924,881       932,852
     9.5%, with various maturities from 12/15/2016 until 7/15/2020                                   2,749         3,040
     11.5%, 4/15/2019                                                                            1,567,527     1,732,993
                                                                                                             -----------
Total Government National Mortgage Association (Cost $9,135,294)                                              9,007,710

------------------------------------------------------------------------------------------------------------------------
     US Treasury Obligations 3.1%
------------------------------------------------------------------------------------------------------------------------

Miscellaneous
US Treasury Bills:
     3.28% ****, 10/20/2005 (a) (b)                                                                345,000       344,392
     3.3% ****, 10/20/2005                                                                          80,000        79,873
     3.402% ****, 10/20/2005                                                                         5,000         4,991
US Treasury Note, 4.0%, 8/31/2007 (a)                                                           26,120,000    26,031,244
------------------------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $26,555,367)                                                              26,460,500

                                                                                      Shares                   Value ($)
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
     Securities Lending Collateral 7.7%
------------------------------------------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (c) (d)                                         64,603,335    64,603,335
  (Cost $64,603,335)

     Cash Equivalents 2.0%
Scudder Cash Management QP Trust, 3.74%  (e)                                                    16,927,126    16,927,126
  (Cost $16,927,126)
                                                                                        % of
                                                                                  Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 938,441,858)                                        108.2    913,112,174
Other Assets and Liabilities, Net                                                       (8.2)   (69,529,972)
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0    843,582,202

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

** Non-income producing security .In the case of a bond generally denotes that the issuer has defaulted on the payment of principal or interest.

Security                   Coupon      Maturity Date    Principal Amount  Acquition Cost ($)    Value ($)
-------------------------------------------------------------------------------------------------------------
Green Tree Financial
Corp., "B2", Series         8.45         7/15/2027         6,546,356         7,182,385            655
1996-5
-------------------------------------------------------------------------------------------------------------

***  These securities are shown at their current rate as of September 30, 2005.

**** Annualized yield at time of purchase; not a coupon rate.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $63,220,408 which is
     7.5 % of net assets.

(b) At September 30, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)  Represents collateral held in connection with securities lending.

(e) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At September 30, 2005, open futures contracts sold short were as follows:

                                                   Aggregated
                    Expiration                        Face                                   Unrealized
    Futures            Date         Contracts        Value ($)           Value ($)          Appreciation ($)
------------------------------------------------------------------------------------------------------------

US Treasury
Note 2 Year         12/30/2005           370       (76,441,546)          (76,179,532)             262,014
------------------------------------------------------------------------------------------------------------
US Treasury
Note 5 Year         12/20/2005           290       (31,269,267)          (30,989,219)             280,048
------------------------------------------------------------------------------------------------------------
Total Unrealized Appreciation                                                                     542,062
------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Term Bond Fund, a series of
                                    Scudder Funds Trust


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Short Term Bond Fund, a series of
                                    Scudder Funds Trust


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005